Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2016
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2014, 2015 and 2016 consist of the following:

	Millions of yen
	2014	2015	2016
Life insurance premiums	¥145,464	¥186,547	¥209,120
Life insurance related investment income (loss)	9,942	164,946	(19,699)

	¥155,406	¥351,493	¥189,421

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2015 and 2016, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2015	2016
Reinsurance benefits	¥2,438	¥2,298
Reinsurance premiums	(11,430)	(11,530)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2015 and 2016 are as follows:

	Millions of yen
	2015	2016
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥174,602	¥(33,318)
Net gains or losses from derivative contracts :	(28,227)	1,633
Futures	(10,216)	1,116
Foreign exchange contracts	(1,680)	496
Options held	(16,331)	21
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(510,961)	¥(459,482)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	611,663	418,731
Changes in the fair value of the reinsurance contracts	36,072	(1,817)